OTHER RESERVES - Schedule of Cash Flow Hedging Reserve (Details) - Cash flow hedging reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedging reserve
At 1 January	£ 1,629	£ 1,504	£ 1,051
Change in fair value of hedging derivatives	(1,633)	486	906
Net income statement transfers	(453)	(361)	(453)
At 31 December	(457)	1,629	1,504
Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(2,279)	730	1,209
Net income statement transfers	(621)	(496)	(608)
Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	646	(244)	(303)
Net income statement transfers	£ (168)	£ (135)	£ (155)